Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Marketables Securities [Abstract]
Balance at January 1, 2013	$ 41,477	[1]
Purchases of marketable securities	11,384		17,992		13,071
Discount of marketable securities	(729)		(579)		(462)
Proceeds from maturity of marketable securities	(12,500)		(8,955)		(9,531)
Balance at December 31, 2013	$ 39,632	[1]	$ 41,477	[1]

[1]	Including accrued interest in the amount of $425K and $391K as of December 31, 2012 and 2013 respectively.